SELLING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Selling Expenses Tables Abstract
Selling expenses
IN MILLIONS OF USD	2018	2017	2016
Concession fees and rents (note 28)	(423.1)	(399.1)	(375.3)
Credit card commissions	(33.0)	(29.0)	(27.7)
Advertising and commission expenses	(1.7)	(0.9)	(0.8)
Packaging materials	(2.2)	(2.5)	(2.3)
Other selling expenses	(3.0)	(3.3)	(3.4)
Selling expenses	(463.0)	(434.8)	(409.5)
Concession and rental income (note 28)	12.5	11.6	11.9
Commercial services and other selling income	5.2	2.0	1.9
Selling income	17.7	13.6	13.8
Total	(445.3)	(421.2)	(395.7)